Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Class A Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share [Line Items]
Allocation of net loss	$ (317,424)	$ (898,034)	$ (24,906)
Basic weighted average shares outstanding	8,087,431	8,079,936
Basic net loss per common share	$ (0.04)	$ (0.11)
Class B Common Stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share [Line Items]
Allocation of net loss	$ (76,214)	$ (215,611)	$ (215,794)
Basic weighted average shares outstanding	1,941,790	1,939,935
Basic net loss per common share	$ (0.04)	$ (0.11)